COMMON STOCK (Details 2) (USD $)	0 Months Ended		1 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended
	Jun. 03, 2013	Mar. 04, 2013	Sep. 25, 2013	Jun. 21, 2013	May 23, 2013	Dec. 14, 2012	May 31, 2013	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014 Stock options [Member]	Dec. 31, 2013 Stock options [Member]	Dec. 31, 2012 Stock options [Member]	Dec. 31, 2012 AES [Member]	Dec. 31, 2013 AquaTex [Member]	Sep. 30, 2014 2012 Stock Incentive Plan [Member]	Dec. 31, 2013 2012 Stock Incentive Plan [Member]	Oct. 10, 2012 2012 Stock Incentive Plan [Member]	Jul. 12, 2012 2012 Stock Incentive Plan [Member]	Jun. 25, 2012 2012 Stock Incentive Plan [Member]	May 16, 2012 2012 Stock Incentive Plan [Member]	May 15, 2012 2012 Stock Incentive Plan [Member]
COMMON STOCK [Abstract]
Warrants exercised, shares issued	25,000	375,000	1,720,000		300,000	62,500
Exercise Price	$ 0.05	$ 0.05			$ 0.10	$ 0.05
Proceeds from exercise of warrants	$ 1,250	$ 18,750	$ 169,800		$ 30,000	$ 3,125						$ 50,000	$ 3,125
Common stock issued for lease deposit, shares												350,000
Common stock issued for lease deposit										4,000,000		31,500
Loss on extinguishment of liability				(9,297)			(87,000)				(96,297)	(96,297)
Amount of liability extinguished				7,503			63,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized																				10,000,000
Available for issuance																			10,000,000	4,409,000
Shares issued for services				70,000			750,000										750,000	50,000			100,000	500,000	50,000	1,000,000	535,000
Shares issued for services, value				16,800			150,000										63,000	28,000			8,500	15,000	1,500	22,000	11,770
Number of additional shares available to grant as part of the consulting agreement																	750,000
Shares issued in business acquisition																	6,500,000	1,443,696
Value of shares issued for acquisition																	$ 552,500	$ 548,604
Exercised														500,000	40,000
Stock options exercised using cashless provision, shares															23,333